Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill
Schedule of intangible assets and goodwill
		December 31, 2024			December 31, 2023
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Software	20%	380,073	(253,683)	126,390	336,687	(221,986)	114,701
Customer Portfolio	8%	1,199,563	(581,074)	618,489	1,198,455	(475,803)	722,652
Trademarks	5%	633,154	(167,334)	465,820	633,154	(140,025)	493,129
Trade Agreement	8%	243,114	(73,811)	169,303	243,114	(49,049)	194,065
Platform content production	33%	217,331	(168,015)	49,316	178,033	(121,932)	56,101
Other Intangible assets	33%	11,148	(4,950)	6,198	11,236	(5,029)	6,207
In progress	0%	11,406	-	11,406	6,845	-	6,845
Goodwill	0%	3,713,863	-	3,713,863	3,713,863	-	3,713,863
		6,409,652	(1,248,867)	5,160,785	6,321,387	(1,013,824)	5,307,563

Schedule of changes in intangible assets and goodwill
	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2022	80,721	823,183	518,615	218,827	48,370	7,281	18,958	3,711,721	5,427,676
Additions	18,872	-	-	-	48,599	-	37,821	-	105,292
Additions through business combinations	-	1,844	1,823	-	-	-	-	2,142	5,809
Disposals	(450)	-	-	-	-	(1,071)	-	-	(1,521)
Amortization	(34,376)	(102,375)	(27,309)	(24,762)	(40,868)	(3)	-	-	(229,693)
Transfers	49,934	-	-	-	-	-	(49,934)	-	-
As of December 31, 2023	114,701	722,652	493,129	194,065	56,101	6,207	6,845	3,713,863	5,307,563
Additions	17,403	-	-	-	42,950	-	35,575	-	95,928
Disposals	(90)	-	-	-	(3,575)	(9)	-	-	(3,674)
Amortization	(36,638)	(104,163)	(27,309)	(24,762)	(46,160)	-	-	-	(239,032)
Transfers	31,014	-	-	-	-	-	(31,014)	-	-
As of December 31, 2024	126,390	618,489	465,820	169,303	49,316	6,198	11,406	3,713,863	5,160,785

Schedule of key assumptions used for value-in-use calculations
	2024		2023
	Content and EdTech Platform	Content and EdTech Platform	Digital Platform
Growth rate - %	13.1%	17.0%	5.4%
Discount rate - %	13.6%	13.2%	13.2%
Growth rate (%) in perpetuity	5.6%	5.2%	5.2%
Years projected	8	8	8